Inventories, net	12 Months Ended
Dec. 31, 2025
Inventories, net [Abstract]
Inventories, net
Note 8. Inventories, net

An analysis of inventories at December 31, 2024 and 2025 is as follows:

	2024		2025
Mobile phones, accessories, computers, TVs, cards and other materials	Ps.	26,361,417	Ps.	30,270,083
Reserve for obsolete and slow-moving inventories		(2,609,960)		(1,963,458)
Total	Ps.	23,751,457	Ps.	28,306,625

For the years ended December 31, 2023, 2024 and 2025, the cost of inventories recognized in cost of sales of equipment was Ps. 111,863,425, Ps. 111,659,973 and Ps. 122,895,496 respectively.